Note 15 - Items Hedged By Fair Value Hedges (Details)	Dec. 31, 2020 EUR (€)
Microcoverage Book Amount Member [Member]
Assets From Hedging Intruments
Financial Assets Measured At Fair Value With Changes In Other Comprehensive Income	€ 28,091,000,000
Interest Rate Measure At Fair Value	28,059,000,000
Financial Assets Measured At Amortized Cost	11,177,000,000
Interest Rate Measured At Amortised Cost	11,177,000,000
Liabilities From Hedging Intruments
Financial liabilities measured at amortized cost	23,546,000,000
Currencies And Gold	3,000,000
Interest Rate Hedge Instrument	23,543,000,000
Hedge Adjustments Included In The Carrying Amount Of Assets Liabilities Member [Member]
Assets From Hedging Intruments
Financial Assets Measured At Fair Value With Changes In Other Comprehensive Income	(99,000,000)
Financial Assets Measured At Amortized Cost	386,000,000
Liabilities From Hedging Intruments
Financial liabilities measured at amortized cost	(576,000,000)
Other Adjustments For Discontinued Micro Hedges Including Net Position Hedges Member [Member]
Assets From Hedging Intruments
Financial Assets Measured At Fair Value With Changes In Other Comprehensive Income	12,000,000
Financial Assets Measured At Amortized Cost	3,000,000
Liabilities From Hedging Intruments
Financial liabilities measured at amortized cost	2,000,000
Macrocoverages Covered Elements Of A Portfolio With Coverage Of Interest Rate Risk Member [Member]
Assets From Hedging Intruments
Financial Assets Measured At Fair Value With Changes In Other Comprehensive Income	0
Financial Assets Measured At Amortized Cost	2,500,000,000
Liabilities From Hedging Intruments
Financial liabilities measured at amortized cost	€ 0